Other Expenses - Schedule of Other Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other Expenses [Abstract]
Compliance	$ 679,245	$ 118,948	$ 99,801
Community relations expenses	696,455
Exploration expenses	18,237	1,244	55,104
Office expenses	78,232	17,987	61,378
Insurance	86,038	49,147
Legal, insurance and registry		170,085	151,984
Travel	562,565	1,473
Loss on foreign exchange	34,277
Loss on sale of assets		25,826	(66,408)
Corporate Advisory		931,850
Consulting fees	834,229	396,986	12,500
Other expenses	156,143	52,358	27,113
Total Other Expenses	$ 2,311,192	266,983	$ 341,472
Previously Reported [Member]
Other Expenses [Abstract]
Other expenses		6,970
Total Other Expenses		$ 1,669,896